Trade and Other Payables (Details) - Schedule of trade and other payables - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Current
Trade payables	$ 106,893	$ 157,644
Accrued expenses	625,980	210,734
Other payables	25,621	16,019
Total	$ 758,494	$ 384,397